Employee Salaries and Benefit Expenses - Summary of Employee Salaries and Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Salaries And Employee Benefits [Abstract]
Salaries, Bonuses and Other Short-Term Employee Benefits	$ 1,246	$ 1,327	$ 605
Post-Employment Benefits	92	89	33
Stock-Based Compensation (Note 34)	373	159	49
Other Incentive Benefits Expense (Recovery)	(9)	201	(4)
Termination Benefits	27	180	9
Employee Salaries and Benefit Expenses	$ 1,729	$ 1,956	$ 692